Related Parties - Summary of Related Parties and Nature of Relationship (Detail)	12 Months Ended
Dec. 31, 2024
Xiaopeng He [Member]
Related Party Transaction [Line Items]
Relationship with the company	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Hongdi Brian Gu [Member]
Related Party Transaction [Line Items]
Relationship with the company	Honorary Vice Chairman of the Board and President
Tao He [Member]
Related Party Transaction [Line Items]
Relationship with the company	Former Senior Vice President
HT Flying Car Inc. [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
HT Flying Car (Hong Kong) Limited [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Huitian Aerospace Technology Co., Ltd. (Guangzhou Huitian) [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (Guangdong Huitian) [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Significantly Influenced by the Principal Shareholder
Rockets Capital L.P [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Partnership Significantly Influenced by the Company
Guangzhou Xuetao [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by the Company Secretary